Convertible Notes Payable (Details Textual 1) - USD ($)															1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	May 24, 2018	May 10, 2018	May 07, 2018	May 03, 2018	Apr. 18, 2018	Apr. 16, 2018	Mar. 13, 2018	Mar. 05, 2018	Feb. 13, 2018	Feb. 02, 2018	Jan. 11, 2018	Jan. 02, 2018	Sep. 11, 2017	Sep. 07, 2017	Apr. 30, 2018	Oct. 27, 2017	Oct. 23, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 02, 2018
Debt Instrument [Line Items]
Convertible secured promissory note face value																		$ 1,835,983		$ 1,835,983		$ 1,078,500	$ 600,000
Proceeds from issuance of convertible notes																				805,500	$ 100,000	429,500	475,000
Original issue discount																		23,940		23,940		26,881	0
Convertible note																		350,867		350,867		811,858
Financing cost																		248,443		440,505		72,956
Repayment of notes payable and bank loans																				(113,257)		(108,873)	(84,980)
Unamortized discount																		689,883		689,883		266,642	114,332
Loss on extinguishment of debt																		16,864		(308,359)		(290,581)
Interest accrued																						43,963	22,108
Warrant [Member]
Debt Instrument [Line Items]
Warrant to purchase of common stock exercise price											$ 0.15
Warrant terms											5 years
Warrant to purchase of common stock, Shares											588,235
$35k Note - September 2017 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																						35,000
Unamortized discount																						$ 20,676
Interest accrued								$ 49,502
$35k Note - September 2017 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Percentage of fixed convertible secured promissory note																						10.00%
Convertible secured promissory note face value														$ 35,000								$ 35,000
Proceeds from issuance of convertible notes														32,000
Original issue discount														$ 3,000
Expected dividend yield														0.00%
Financing cost														$ 38,338
Note convertible into common shares																						1,275,046
Convertible note conversion features, Description														The $35k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the $35k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the $35k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term														The $35k Note has an interest rate of 10% and a default interest rate of 20% and matures on June 15, 2018.
Interest expense																						$ 1,103	0
Fair value of warrants calculated using Black-Scholes pricing model														$ 38,338
Net charge on embedded conversion feature														6,338
Original issue discount														$ 3,000
Unamortized discount																						20,676
$55k Note - September 2017 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																						55,000
Unamortized discount																						38,274
Interest accrued							$ 85,258
$55k Note - September 2017 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value													$ 55,000									$ 55,000
Proceeds from issuance of convertible notes													$ 47,500
Expected dividend yield													0.00%
Financing cost													$ 65,332
Note convertible into common shares																						2,037,037
Convertible note conversion features, Description													The $55k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 60% multiplied by the lowest one (1) trading price for the Common Stock during the twenty (20) trading day period ending on the last complete trading day prior to the date of conversion. If, at any time while the $55k Note is outstanding, the conversion price pursuant to this formula is equal to or lower than $0.10, then an additional ten percent (10%) discount shall be factored into the conversion price until the $55k Note is no longer outstanding. In the event that shares of the Company's Common Stock are not deliverable via DWAC following the conversion of any amount hereunder, an additional ten percent (10%) discount shall be factored into the Variable Conversion Price until the $55k Note is no longer outstanding.
Convertible note interest rate term													The 55k Note has an interest rate of 10% and a default interest rate of 12% and matures on September 11, 2018.
Interest expense																						$ 1,673	0
Fair value of warrants calculated using Black-Scholes pricing model													$ 65,332
Net charge on embedded conversion feature													17,832
Original issue discount													$ 7,500
Unamortized discount																						38,274
$53k Note II - October 2017 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																						53,000
Unamortized discount																						39,939
$53k Note II - October 2017 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value					$ 53,000												$ 53,000					$ 53,000
Proceeds from issuance of convertible notes																	50,000
Original issue discount																	$ 3,000
Expected dividend yield																	0.00%
Financing cost																	$ 57,571
Note convertible into common shares																						1,930,783
Convertible note conversion features, Description																	The $53k Note II may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 39% discount to the average of the three (3) lowest closing bid prices during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term																	The $53k Note II has an interest rate of 10% and a default interest rate of 20% and matures on July 30, 2018.
Interest expense																						$ 1,002	0
Fair value of warrants calculated using Black-Scholes pricing model																	$ 57,571
Net charge on embedded conversion feature																	$ 7,571
Unamortized discount																						39,939
Amortization expense related to discount																		3,407	0	20,443	0
$171.5k Note - October 2017 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		171,500		171,500		171,500
Unamortized discount																						140,876
$171.5k Note - October 2017 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																$ 171,500						$ 171,500
Proceeds from issuance of convertible notes																150,000
Original issue discount																$ 21,500
Expected dividend yield																0.00%
Financing cost																$ 183,061
Note convertible into common shares																						2,037,037
Convertible note conversion features, Description																The $171.5k Note may be converted into common stock of the Company by the holder at any time following 180 days after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 35% discount to the lowest closing bid price during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the $171.5k Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the $171.5k Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term																The $171.5k Note has an interest rate of 10% and a default interest rate of 22% and matures on October 26, 2018.
Interest expense																		4,276	0	8,504	0	$ 3,054	0
Fair value of warrants calculated using Black-Scholes pricing model																$ 183,061
Net charge on embedded conversion feature																$ 33,061
Unamortized discount																		55,596		55,596		$ 140,876
Amortization expense related to discount																		42,875	0	85,279	0
$58k Note - January 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		57,750		57,750
Convertible secured promissory note maturity date												Jan. 02, 2019
Notes payable - bank loan interest rate												10.00%
Original issue discount												$ 5,250
$58k Note - January 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value												57,750
Proceeds from issuance of convertible notes												50,000
Original issue discount												$ 5,250
Risk-free interest rate												1.83%
Expected life												1 year
Volatility												264.29%
Expected dividend yield												0.00%
Financing cost												$ 82,652
Convertible note conversion features, Description												The $58k Note was convertible into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. On June 26, 2018, the holder agreed, without consideration, to reduce the discount to 28% of the volume weighted average price of the Company's common stock for the 10 days prior to the conversion date. Because this the change in terms resulted in a decrease to the value of the ECF, no amounts were recorded to reflect the change in terms. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term												The $58k Note has an interest rate of 10% and a default interest rate of 18% and matures on January 2, 2019.
Fair value of warrants calculated using Black-Scholes pricing model												$ 82,652
Net charge on embedded conversion feature												32,652
Unamortized discount												$ 29,429
Amortization expense related to discount																		14,398	0	28,321	0
$113k Note - February 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value										$ 112,750								112,750		112,750
Convertible secured promissory note maturity date										Feb. 02, 2019
Notes payable - bank loan interest rate										10.00%
$113k Note - February 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes										$ 100,000
Risk-free interest rate										1.88%
Expected life										1 year
Volatility										264.93%
Expected dividend yield										0.00%
Financing cost										$ 161,527
Convertible note conversion features, Description										The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term										The $113k Note included $12,750 fees for net proceeds of $100,000. The $113k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 2, 2019.
Interest expense																		2,811	0	4,572	0
Unamortized discount																		67,032		67,032
Amortization expense related to discount																		28,110	0	45,718	0
$83k Note - February 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		83,000		83,000
$83k Note - February 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value									$ 83,000
Proceeds from issuance of convertible notes									$ 75,000
Risk-free interest rate									1.95%
Expected life									1 year
Volatility									268.44%
Expected dividend yield									0.00%
Financing cost									$ 119,512
Convertible note conversion features, Description									The $113k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 200% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term									The $83k Note has an interest rate of 10% and a default interest rate of 24% and matures on February 13, 2019.
Interest expense																		2,069	0	3,115	0
Fair value of warrants calculated using Black-Scholes pricing model									$ 119,512
Net charge on embedded conversion feature									$ 44,512
Unamortized discount																		51,847		51,847
Amortization expense related to discount																		20,693	0	31,153	0
$105k Note - March 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		105,000		105,000
$105k Note - March 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value								105,000
Proceeds from issuance of convertible notes								$ 100,000
Risk-free interest rate								2.06%
Expected life								1 year
Volatility								278.96%
Expected dividend yield								0.00%
Financing cost								$ 153,371
Convertible note conversion features, Description								The $113k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 9.9% beneficial ownership limitation, at a conversion price per share equal to 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default, 110-150% of the outstanding principal and any interest due amount shall be immediately due, depending on the nature of the breach.
Convertible note interest rate term								The $105k Note included $5,000 fees for net proceeds of $100,000. The $105k Note has an interest rate of 10% and a default interest rate of 24% and matures on March 5, 2019.
Interest expense																		2,618	0	3,366	0
Fair value of warrants calculated using Black-Scholes pricing model								$ 153,371
Net charge on embedded conversion feature								$ 53,371
Unamortized discount																		71,342		71,342
Amortization expense related to discount																		26,178	$ 0	33,658	0
$63k Note - April 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		63,000		63,000
$63k Note - April 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																								$ 63,000
Proceeds from issuance of convertible notes															$ 60,000
Risk-free interest rate															2.08%
Expected life															9 months 14 days
Volatility															260.76%
Expected dividend yield															0.00%
Financing cost															$ 83,806
Convertible note conversion features, Description															The $63k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company's common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term															The $63k Note included $3,000 fees for net proceeds of $60,000. The $63k Note has an interest rate of 10% and a default interest rate of 22% and matures on January 15, 2019.
Fair value of warrants calculated using Black-Scholes pricing model															$ 83,806
Unamortized discount																		43,531		43,531
Amortization expense related to discount																		19,469		1,536	$ 0
Net charge																								$ 23,806
$57.8k Note - April 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value						$ 57,750
Proceeds from issuance of convertible notes						$ 50,000
Risk-free interest rate						2.12%
Expected life						1 year
Volatility						270.41%
Expected dividend yield						0.00%
Financing cost						$ 83,397
Convertible note conversion features, Description						The $57.8k Note II Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 200% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term						The $57.8k Note II Note included $7,750 fees for net proceeds of $50,000. The $57.8k Note II Note has an interest rate of 10% and a default interest rate of 18% and matures on April 16, 2019.
Interest expense																		1,187		1,187
Fair value of warrants calculated using Black-Scholes pricing model						$ 83,897
Unamortized discount																		45,884		45,884
Amortization expense related to discount																		11,866		11,866
Net charge						$ 33,397
$90k Note - April 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		90,000		90,000
$90k Note - April 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		90,000		90,000
Proceeds from issuance of convertible notes					$ 85,500
Risk-free interest rate					2.17%
Expected life					1 year
Volatility					271.31%
Expected dividend yield					0.00%
Financing cost					$ 130,136
Convertible note conversion features, Description					The $90k Note may be converted into common stock of the Company by the holder at any time after the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately.
Convertible note interest rate term					The $90k Note included $4,500 fees for net proceeds of $85,500. The $90k Note has an interest rate of 10% and a default interest rate of 24% and matures on April 18, 2019.
Interest expense																		1,800		1,800
Fair value of warrants calculated using Black-Scholes pricing model					$ 130,136
Unamortized discount																		72,000		72,000
Amortization expense related to discount																		18,000		18,000
Net charge					44,636
$53k Note III - April 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		53,000		53,000
$53k Note III - April 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value					53,000
Proceeds from issuance of convertible notes					$ 50,000
Risk-free interest rate					2.17%
Expected life					9 months 14 days
Volatility					271.31%
Expected dividend yield					0.00%
Financing cost					$ 71,679
Convertible note conversion features, Description					The $53k Note III may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company's common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term					The $53k Note III included $3,000 fees for net proceeds of $50,000. The $53k Note III has an interest rate of 10% and a default interest rate of 22% and matures on January 30, 2019.
Interest expense																		1,060		1,060
Fair value of warrants calculated using Black-Scholes pricing model					$ 71,679
Unamortized discount																		39,519		39,519
Amortization expense related to discount																		13,481		13,481
Net charge					$ 21,679
$68.3k Note - May 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		68,250		68,250
$68.3k Note - May 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value				$ 68,250
Proceeds from issuance of convertible notes				$ 65,000
Risk-free interest rate				2.24%
Expected life				1 year
Volatility				276.40%
Expected dividend yield				0.00%
Financing cost				$ 99,422
Convertible note conversion features, Description				The $68.3k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company's failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company's failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%.
Convertible note interest rate term				The $68.3k Note included $3,250 fees for net proceeds of $60,000. The $68.3k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 3, 2019.
Interest expense																		1,085		1,085
Fair value of warrants calculated using Black-Scholes pricing model				$ 99,422
Unamortized discount																		57,434		57,434
Amortization expense related to discount																		10,816		10,816
Net charge				$ 34,422
$37k Note May 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		37,000		37,000
$37k Note May 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value			$ 37,000
Proceeds from issuance of convertible notes			$ 35,000
Risk-free interest rate			2.25%
Expected life			1 year
Volatility			279.44%
Expected dividend yield			0.00%
Financing cost			$ 54,086
Convertible note conversion features, Description			The $37k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company's failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company's failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%.
Convertible note interest rate term			The $37k Note included $2,000 fees for net proceeds of $35,000. The $37k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 7, 2019.
Interest expense																		547		547
Fair value of warrants calculated using Black-Scholes pricing model			$ 54,086
Unamortized discount			31,526
Amortization expense related to discount																		5,474		5,474
Net charge			$ 19,086
$63k Note II - May 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		63,000		63,000
$63k Note II - May 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value		$ 63,000
Risk-free interest rate		2.27%
Expected life		11 months 26 days
Volatility		279.53%
Financing cost		$ 90,390
Convertible note conversion features, Description		The $63k Note II may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 39% discount to the lowest bid or trading price of the Company's common stock during the fifteen (15) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, 300% of the outstanding principal and any interest due amount shall be immediately due. Upon an event of default caused by the Company's breach of any other events of default specified in the Note, 150% of the outstanding principal and any interest due amount shall be immediately due.
Convertible note interest rate term		The $63k Note II included $3,000 fees for net proceeds of $60,000. The $63k Note II has an interest rate of 10% and a default interest rate of 22% and matures on May 7, 2019.
Interest expense																		898		898
Fair value of warrants calculated using Black-Scholes pricing model		$ 90,390
Unamortized discount																		53,975		53,975
Amortization expense related to discount																		9,025		9,025
$78.8k Note - May 2018 [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value																		78,750		78,750
$78.8k Note - May 2018 [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible secured promissory note face value	$ 78,750																	78,750		78,750
Proceeds from issuance of convertible notes	$ 60,000
Risk-free interest rate	2.28%
Expected life	1 year
Volatility	285.70%
Expected dividend yield	0.00%
Financing cost	$ 116,027
Convertible note conversion features, Description	The $78.8k Note may be converted into common stock of the Company by the holder at any time after the 6-month anniversary of the issuance date, subject to a 4.99% beneficial ownership limitation, at a conversion price per share equal to a 40% discount to the lowest bid or trading price of the Company's common stock during the twenty (20) trading days prior to the conversion date. Upon an event of default caused by the Company's failure to deliver shares upon a conversion pursuant to the terms of the Note, the Company would incur a penalty of $250 per day beginning on the fourth day after the conversion notice, increasing to $500 per day beginning on the tenth day. Upon an event of default caused by the Company's failure to maintain a listing for its common stock, the outstanding principal shall increase by 50%. Upon an event of default caused by the Company's failure to maintain a bid price for its common stock, the outstanding principal shall increase by 20%. If nto paid at maturity, the amount due under the note increases by 10%.
Convertible note interest rate term	The $78.8k Note included $3,750 fees for net proceeds of $75,000. The $78.8k Note has an interest rate of 10% and a default interest rate of 24% and matures on May 24, 2019.
Interest expense																		798		798
Fair value of warrants calculated using Black-Scholes pricing model	$ 116,027
Unamortized discount																		70,767		70,767
Amortization expense related to discount																		$ 7,983		$ 7,983
Net charge	$ 30,390